Net Income Attributable to Canon Inc. Shareholders per Share	12 Months Ended
Dec. 31, 2015
Net Income Attributable to Canon Inc. Shareholders per Share
16.	Net Income Attributable to Canon Inc. Shareholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2015	2014	2013
	(Millions of yen)
Net income attributable to Canon Inc.	¥220,209	¥254,797	¥230,483

	(Number of shares)
Average common shares outstanding	1,092,017,955	1,112,509,931	1,147,933,835
Effect of dilutive securities:
Stock options	34,931	4,393	8,466

Diluted common shares outstanding	1,092,052,886	1,112,514,324	1,147,942,301

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	¥201.65	¥229.03	¥200.78
Diluted	201.65	229.03	200.78

The computation of diluted net income attributable to Canon Inc. shareholders per share for the years ended December 31, 2015, 2014 and 2013 excludes certain outstanding stock options because the effect would be anti-dilutive.